Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2021	$ 4,325	$ 2,410,492	$ (2,825,270)	$ (410,453)
Balance, shares at May. 31, 2021	4,324,820
Stock compensation expense, net of forfeitures		127,245		127,245
Contributed services		110,088		110,088
Net loss			(321,230)	(321,230)
Balance at May. 31, 2022	$ 4,325	2,647,825	(3,146,500)	(494,350)
Balance, shares at May. 31, 2022	4,324,820
Stock compensation expense, net of forfeitures		845,118		620,458
Contributed services		18,348		18,348
Net loss			(1,140,364)	(1,140,364)
Subscription to common stock by founder	$ 14	99,986		100,000
Subscription to common stock by founder, shares	14,265
Balance at Feb. 28, 2023	$ 4,339	3,611,277	(4,286,864)	(671,248)
Balance, shares at Feb. 28, 2023	4,339,085
Balance at May. 31, 2022	$ 4,325	2,647,825	(3,146,500)	(494,350)
Balance, shares at May. 31, 2022	4,324,820
Stock compensation expense, net of forfeitures		966,214		966,214
Contributed services		18,348		18,348
Net loss			(1,318,431)	(1,318,431)
Discount on note payable to founder		101,221		101,221
Sale of common stock to founder	$ 14	99,986		$ 100,000
Sale of common stock to founder, shares	14,265			101,806
Conversion of note payable	$ 102	606,662		$ 606,764
Conversion of note payable, shares	101,806
Balance at May. 31, 2023	$ 4,441	4,440,256	(4,464,931)	(20,234)
Balance, shares at May. 31, 2023	4,440,891
Stock compensation expense, net of forfeitures		159,405		159,405
Net loss			(455,673)	(455,673)
Discount on note payable to founder		18,900		18,900
Balance at Feb. 29, 2024	$ 4,441	$ 4,618,561	$ (4,920,604)	$ (297,602)
Balance, shares at Feb. 29, 2024	4,440,891